Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2021
Related Party Transactions [Abstract]
Schedule of related parties
Name of Related Party	Nature of Relationship
Zhentao Jiang	Former Director and principal shareholder
Wenjie Tang	Chief Executive Officer (“CEO”), Director, and shareholder
Bin Cao	Chairman of the Board
Yufeng Mi	Chief Technical Officer (“CTO”) and shareholder
Bin Liu	Former Chief Risk Officer (“CRO”)
Guofu Zhang	Former Chief Financial Officer (“CFO”)
Chengchun Zhang	Former Chief Operational Officer (“COO”) and principal shareholder
IIG Ltd.	Company under common control of Zhentao Jiang, dissolved in November 2019
Firebull Holdings Limited	Company under common control of Wenjie Tang and Bin Cao
Nanjing Yunxinhe Software Technology Co., Ltd.	Company formerly controlled by Zhentao Jiang, dissolved in April 2020
Beijing Maiteke Technology Co., Ltd.	Company where Wenjie Tang assumed a key management position
Northnew Management Limited	Company under common control of Zhentao Jiang prior to June 2020

Schedule of operations through proceeds borrowed from related parties
	June 30, 2021	December 31, 2020
Zhentao Jiang	$906,894	$712,485
Wenjie Tang	(78,815)	(116,610)
Yufeng Mi	1,975	1,951
Total due to related parties	$830,054	$597,826